Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	ARBITRAGE FUNDS
CIK	dei_EntityCentralIndexKey	0001105076
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct. 03, 2014
Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2014
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014
The Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE ARBITRAGE FUND SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital growth by engaging in merger arbitrage.
Fees and expenses of the fund:	rr_ExpenseHeading	Fund Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 33 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 54 of the Fund’s Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 462% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	462.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In attempting to achieve its investment objective, the Fund will invest at least 80% of its net assets in equity securities of companies (both U.S. and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s investment adviser uses investment strategies designed to minimize market exposure, including short selling and the purchasing and selling of options. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities, as per the terms of the transaction, may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its investment objective. The Fund will generally sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Market Risks: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund’s investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Put and Call Options Risks: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits.

Option Risks: Option transactions in which the Fund may engage involve the specific risks described below:

• the writer of an option may be assigned an exercise at any time during the option period;

• disruptions in the markets for underlying instruments could result in losses for options investors;

• imperfect or no correlation between the option and the securities being hedged;

• the insolvency of a broker could present risks for the broker’s customers; and

• market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. Volatility in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.

Swap Risks: The Fund may enter into derivatives called equity swaps. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd- Frank Act”) and certain Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Total Return Swap Risks: In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Tax Risks: The U.S. income tax rules may be uncertain when applied to specific arbitrage transactions, including identifying deferred losses from wash sales or realized gains from constructive sales, among other issues. Such uncertainty may cause the Fund to be exposed to unexpected tax liability or loss of pass through tax status.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I and Class C shares before taxes. Performance for the Class A shares of the Fund will be available once they have been offered for one calendar year.

The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I and Class C shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.arbitragefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.arbitragefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Annual Total Returns through December 31, 2013 – Class R Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 5.29% during the quarter ended December 31, 2004 and the lowest return for a quarter was (3.65)% during the quarter ended September 30, 2004.

The year-to-date return of the Fund’s Class R shares through June 30, 2014 is 0.79%.

While the Class I, Class C, and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C and Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.65%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund’s average annual total returns for Class R shares, Class I shares and Class C shares compared with those of the Standard & Poor’s 500 ® Index. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Calendar Year Total Return

The Arbitrage Fund | STANDARD AND POORS 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
The Arbitrage Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARBFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.73%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	0.16%
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	220
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	679
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,164
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,500
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,500
2004	rr_AnnualReturn2004	0.57%
2005	rr_AnnualReturn2005	(0.24%)
2006	rr_AnnualReturn2006	5.87%
2007	rr_AnnualReturn2007	7.14%
2008	rr_AnnualReturn2008	(0.63%)
2009	rr_AnnualReturn2009	10.05%
2010	rr_AnnualReturn2010	1.44%
2011	rr_AnnualReturn2011	4.50%
2012	rr_AnnualReturn2012	0.27%
2013	rr_AnnualReturn2013	0.85%
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
The Arbitrage Fund | Class R Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
The Arbitrage Fund | Class R Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
The Arbitrage Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARBNX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.73%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	0.16%
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	195
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	603
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,036
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,240
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,240
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2003
The Arbitrage Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARBCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.73%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	0.16%
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	395
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	903
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,537
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,238
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	295
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	903
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,537
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,238
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2012
The Arbitrage Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARGAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.73%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	0.16%
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.89%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	465
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	912
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,385
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,687
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	465
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	912
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,385
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,687
The Arbitrage Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE ARBITRAGE CREDIT OPPORTUNITIES FUND SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	Fund Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 33 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 54 of the Fund’s Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	181.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of debt securities including corporate bonds and debentures (including high yield bonds commonly known as “junk bonds”), bank loans, convertible and preferred securities, credit default swaps and other debt instruments and derivatives that the Fund’s investment adviser believes have debt-like characteristics. The Fund invests in both domestic and foreign debt securities. The principal type of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, total return swaps, futures and options.

The Fund invests primarily in debt securities whose returns the adviser believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings and other special situations. The Fund also uses a relative value approach and may express positive views on specific issuers by taking long positions in cash bonds and/or derivatives and negative views on specific issuers by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assesses their potential impact on security prices.

The Fund may engage in short-term trading strategies, and may engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund may seek to mitigate the risk of volatility (the appreciation or depreciation of the value of a security over a period of time) and duration (the impact of interest rate changes on fixed-income securities) by engaging in short sales and/or investing in derivatives, including credit default swaps, interest rate swaps, futures and options. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process.

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including securities that are unrated, and in debt securities with a wide variety of terms that may vary from security to security, including but not limited to optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing debt securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from mispricings between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and net gains from the purchase and sale of the convertible securities’ positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Credit Risks: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Interest Rate Risks: The market value of debt securities and preferred securities is affected by changes in prevailing interest rates and the credit quality of the issuer. When interest rates fall or the perceived credit quality of the issuer improves, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise or the perceived credit quality of the issuer declines, the market value of the respective debt securities and preferred securities usually declines.

Market Risks: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund’s investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results and credit ratings.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect prices of these securities and, accordingly, the Fund’s share price.

Credit Default Swap Risks: Credit default swaps increase credit risk when the Fund is the seller and increase counterparty risk when the Fund is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Fund is the seller may require the Fund to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swaps market is subject to extensive regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd Frank Act”) and certain Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Interest Rate Swap Risks: The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Fund may be less favorable than it would have been if the Fund had not used the swap agreement. The swaps market is subject to extensive regulation under the Dodd-Frank Wall Act and certain Securities and SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Total Return Swap Risks: In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Wall Act and certain Securities and SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Futures Risks: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Option Risks: Option transactions in which the Fund may engage involve the specific risks described below:

• the writer of an option may be assigned an exercise at any time during the option period;

• disruptions in the markets for underlying instruments could result in losses for options investors;

• imperfect or no correlation between the option and the securities being hedged;

• the insolvency of a broker could present risks for the broker’s customers; and

• market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. Volatility in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.

Tax Risks: The U.S. income tax rules may be uncertain when applied to specific arbitrage transactions, including identifying deferred losses from wash sales or realized gains from constructive sales, among other issues. Such uncertainty may cause the Fund to be exposed to unexpected tax liability or loss of pass through tax status.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I and Class C shares before taxes. Performance for the Class A shares of the Fund will be available once they have been offered for one calendar year.

The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I and Class C shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated information on the Fund’s performance can be obtained by visiting www.arbitragefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.arbitragefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Annual Total Returns through December 31, 2013 – Class R Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 2.63% during the quarter ended September 30, 2013 and the lowest return for a quarter was 0.51% during the quarter ended June 30, 2013.

The year-to-date return of the Fund’s Class R shares through June 30, 2014 is 1.81%.

While the Class I shares, Class C shares, and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C, and Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	1.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.51%
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns for Class R shares, Class I shares and Class C shares compare with those of the Barclays Capital U.S. Aggregate Bond Index. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Calendar Year Total Return

The Arbitrage Credit Opportunities Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2012
The Arbitrage Credit Opportunities Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARCFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.17%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	1.20%
OTHER EXPENSES	rr_OtherExpensesOverAssets	1.37%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.67%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	170
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	628
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,214
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,804
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	628
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,214
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,804
2013	rr_AnnualReturn2013	5.65%
1 Year	rr_AverageAnnualReturnYear01	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2012
The Arbitrage Credit Opportunities Fund | Class R Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2012
The Arbitrage Credit Opportunities Fund | Class R Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2012
The Arbitrage Credit Opportunities Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.17%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	1.20%
OTHER EXPENSES	rr_OtherExpensesOverAssets	1.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.42%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	145
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	552
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,087
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,552
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	552
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,552
1 Year	rr_AverageAnnualReturnYear01	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2012
The Arbitrage Credit Opportunities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARCCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.17%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	1.20%
OTHER EXPENSES	rr_OtherExpensesOverAssets	1.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.42%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	345
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	854
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,586
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,520
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	854
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,586
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,520
1 Year	rr_AverageAnnualReturnYear01	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2012
The Arbitrage Credit Opportunities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[11]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)	[12]
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.17%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	1.20%
OTHER EXPENSES	rr_OtherExpensesOverAssets	1.37%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.67%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	416
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	862
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,434
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,983
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	416
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	862
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,434
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,983
The Arbitrage Event-Driven Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE ARBITRAGE EVENT-DRIVEN FUND SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	Fund Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 33 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 54 of the Fund’s Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 340% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	340.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in equity and debt and debt-like instruments (including high yield bonds commonly known as “junk bonds”) of companies whose prices the Fund’s investment adviser believes are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). The Fund may invest in both U.S. and foreign securities, and may invest in securities of companies of any market capitalization and in debt securities of any maturity.

The Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from mispricings between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments and net gains from the purchase and sale of the convertible securities’ positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Market Risks: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund’s investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results and credit ratings.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Credit Risks: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect prices of these securities and, accordingly, the Fund’s share price.

Option Risks: Option transactions in which the Fund may engage involve the specific risks described below:

•    the writer of an option may be assigned an exercise at any time during the option period;

•    disruptions in the markets for underlying instruments could result in losses for options investors;

•    imperfect or no correlation between the option and the securities being hedged;

•    the insolvency of a broker could present risks for the broker’s customers; and

•    market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. Volatility in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.

Swap Risks: The Fund may enter into derivatives called equity swaps. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and certain Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Tax Risks: The U.S. income tax rules may be uncertain when applied to specific arbitrage transactions, including identifying deferred losses from wash sales or realized gains from constructive sales, among other issues. Such uncertainty may cause the Fund to be exposed to unexpected tax liability or loss of pass through tax status.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I and Class C shares before taxes. Performance for the Class A shares of the Fund will be available once they have been offered for one calendar year.

The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I and Class C shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated information on the Fund’s performance can be obtained by visiting www.arbitragefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.arbitragefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 5.81% during the quarter ended December 31, 2011 and the lowest return for a quarter was (4.29)% during the quarter ended September 30, 2011.

The year-to-date return of the Fund’s Class R shares through June 30, 2014 is 2.77%.

While the Class I shares, Class C shares, and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C, and Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	2.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.29%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns for Class R shares, Class I shares and Class C shares compare with those of the Barclays U.S. Aggregate Bond Index. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Calendar Year Total Return

The Arbitrage Event-Driven Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2010
The Arbitrage Event-Driven Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.62%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	0.24%
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.86%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.31%	[15]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	234
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	726
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,250
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,684
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	726
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,250
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,684
2011	rr_AnnualReturn2011	3.28%
2012	rr_AnnualReturn2012	1.77%
2013	rr_AnnualReturn2013	5.40%
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2010
The Arbitrage Event-Driven Fund | Class R Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2010
The Arbitrage Event-Driven Fund | Class R Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2010
The Arbitrage Event-Driven Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDNX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.62%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	0.24%
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.06%	[15]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	209
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	651
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,124
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,430
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,430
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2010
The Arbitrage Event-Driven Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEFCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.62%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	0.24%
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.86%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.11%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.06%	[15]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	409
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	950
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,620
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,409
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	309
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	950
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,620
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,409
1 Year	rr_AverageAnnualReturnYear01	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2012
The Arbitrage Event-Driven Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGEAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[11]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)	[12]
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
DIVIDEND AND INTEREST EXPENSE ON SHORT POSITIONS	rr_Component1OtherExpensesOverAssets	0.62%	[3]
ALL REMAINING OTHER EXPENSES	rr_Component2OtherExpensesOverAssets	0.24%
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.31%	[15]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	478
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	958
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,469
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,867
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	478
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	958
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,469
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,867

[1]	The inception date for Class R shares is September 18, 2000, the inception date for Class I shares is October 17, 2003 and the inception date for Class C shares is June 1, 2012. The "Since Inception" return reflected for the Standard & Poor's 500 Index is based on the inception date for Class R shares.
[2]	Exchange privileges do not apply to Class A or Class C shares until such shares have been held for at least 30 days.
[3]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains a short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[4]	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
[5]	A deferred sales charge of up to 0.50% will be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.
[6]	The redemption fee does not apply to purchases of $250,000 or more of Class A shares, which are subject to a contingent deferred sales charge.
[7]	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Class A shares, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
[8]	The inception date for Class R shares, Class I shares and Class C shares is October 1, 2012. The "Since Inception" return reflected for the Barclays Capital U.S. Aggregate Bond Index is based on the inception date for Class R, Class I and Class C shares.
[9]	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Class R and Class A shares, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
[10]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser pursuant to which the adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses, so that they do not exceed 1.50% of the Fund's average daily net assets allocable to the Class R shares, 1.25% of the Fund's average daily net assets allocable to the Class I shares, 2.25% of the Fund's average daily net assets allocable to the Class C shares, and 1.50% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2015, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived and the recoupment is done within three years after the year in which the expense is waived.
[11]	A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
[12]	The redemption fee does not apply to purchases of $500,000 or more of Class A shares, which are subject to a contingent deferred sales charge.
[13]	The inception date for Class R shares and Class I shares is October 1, 2010 and the inception date for the Class C shares is June 1, 2012. The "Since Inception" return reflected for the Barclays U.S. Aggregate Bond Index is based on the inception date for Class R and Class I shares.
[14]	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Class R and Class C shares, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
[15]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser pursuant to which the adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses, so that they do not exceed 1.69% of the Fund's average daily net assets allocable to the Class R shares, 1.44% of the Fund's average daily net assets allocable to the Class I shares, 2.44% of the Fund's average daily net assets allocable to the Class C shares, and 1.69% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2015, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed existing expense limitations in effect at the time the amounts were waived and the recoupment is done within three years after the year in which the expense was waived.